Debt (Detail) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Senior debt:
Total senior debt		$ 202,895
Less: Debt issuance costs and discount	$ (2,929)	(3,485)	$ (4,861)
Total debt, net of debt issuance costs and discount	159,329	199,410	445,589
Less: Current maturities	(10,088)	(9,950)	(445,589)
Total debt, net of current maturities	149,241	189,460
Revolving credit facility
Senior debt:
Total senior debt	122,128	147,037	172,700
Term loans
Senior debt:
Total senior debt	40,130	55,858	277,750
Senior Notes
Senior debt:
Total senior debt			$ 450,450
ABL Facility
Senior debt:
Total senior debt	$ 162,258	$ 202,895